The
                                    Kaufmann
                                      Fund,
                                      Inc.

                                [GRAPHIC OMITTED]

                                  Annual Report

                          Year Ended December 31, 1998

                             The Kaufmann Fund, Inc.
                     A SMALL COMPANY AGGRESSIVE GROWTH FUND
                 140 EAST 45TH STREET, NEW YORK, NEW YORK 10017

Shareholder Services          Executive Offices          Current Net Asset Value
  (800) 261-0555               (212) 922-0123                (212) 661-4699

                               1998 ANNUAL REPORT

Dear Shareholder:

      While small-cap stocks had a relatively poor year in 1998, they were notably strong in the fourth quarter and appear to have begun the recovery that we have been predicting. In the fourth quarter, Kaufmann was up 17.1%, while the Russell 2000 (the most widely followed index of small cap stocks) was up 16.5%. The Kaufmann Fund was up 0.7% in net asset value for the year, compared to the Russell 2000 which was down -2.2%. For the ten-year period ended December 31, 1998, Kaufmann had a compounded average annual return, after all fees and expenses, of 20.9%. This outpaced the Russell 2000, which averaged 12.9% annually, and earned Kaufmann the 1 ranking among all small company funds for the same period, according to Lipper Analytical Services.

In a world where business is becoming increasingly competitive, the wisdom of investing in companies that have the strongest fundamentals is clear. Many of the hottest Internet companies that are here today may be gone tomorrow. By contrast, Kaufmann's core holdings are companies that we believe to be strategically positioned to prosper in almost any foreseeable environment. These companies have strong balance sheets and positive cash flow, even after capital expenditures. The management of these companies are steadfastly focused on achieving both rapid growth and consistent profitability. Such great growth companies have often rewarded investors with superior rates of return over the long term.

The relative valuations of true growth companies should become greater in periods when most other companies begin to experience slower growth, and when interest rates and inflation are declining. These are precisely the circumstances in which we find ourselves. Yet, by historical standards, even the best small-cap companies, the leaders and innovators in their markets, are being valued at close to their lowest relative levels in over twenty years. We are finding tremendous undervaluations among some of our favorite companies. This too will change, as it often has in the past, and when it does Kaufmann shareholders should benefit handsomely.

1998 was one of the most volatile years on record. Whatever its causes, such volatility, in the context of a generally rising market, will often increase the benefit of dollar-cost averaging. Many investors use Kaufmann's Automatic Investment Plan (AIP) to take advantage of market volatility by "dollar-cost averaging" -- when prices are lower, your monthly investment buys more shares. Dollar cost averaging combined with Kaufmann's experienced managers and diversified portfolio can provide a good opportunity to build wealth. We urge all investors to use the AIP as a prudent way to benefit from fluctuations in the Fund's share price.

Looking ahead, the world appears to be moving towards a more stable situation, with the central banks of the U.S. and Europe committed to doing whatever is necessary to counteract any serious world economic slowdown. In such a setting, the prospect of moderate economic slowdowns and falling interest rates should be good for growth stock valuations, both absolutely and relatively. We anticipate that the wide gap between the rate of earnings growth of the core companies in The Kaufmann Fund's portfolio (typically 20% to 30%) and the growth rate of the companies represented in the major indices (typically 5% to 10%) will become more pronounced by the second half of 1999 and into the year 2000. We are optimistic that, by the time this happens, the Fund will have resumed its historical pattern of delivering to investors some of the highest returns across the entire spectrum of investment possibilities.

We thank and applaud you for staying the course ... and pledge to continue to do our utmost to reward your trust.

Sincerely,


/s/ Hans P. Utsch                                /s/ Lawrence Auriana

Hans P. Utsch                                    Lawrence Auriana
Portfolio Co-Manager                             Portfolio Co-Manager

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   Year Ended December 31,

                                                               1998          1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data:
Net Asset Value, Beginning of Year                        $       6.37   $       5.84   $       5.05   $       3.76   $       3.45
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net Investment Income (Loss)                                    (0.040)        (0.060)        (0.030)        (0.060)        (0.060)
Net Realized and Unrealized Gain (Loss) on Investments           0.017          0.795          1.083          1.445          0.370
                                                          ------------   ------------   ------------   ------------   ------------
Total From Investment Operations                                (0.023)         0.735          1.053          1.385          0.310
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
From Net Investment Income                                          --             --             --             --             --
From Net Realized Gain                                           0.667          0.205          0.263          0.095             --
                                                          ------------   ------------   ------------   ------------   ------------
Total Distributions                                              0.667          0.205          0.263          0.095          0.000
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                              $       5.68   $       6.37   $       5.84   $       5.05   $       3.76
------------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                  0.72%         12.59%         20.91%         36.89%          8.99%
------------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net Assets, End of Year (in millions)                     $      4,621   $      6,008   $      5,341   $      3,163   $      1,593
Ratio of Expenses (after Expense Reimbursement) to
  Average Net Assets                                              1.96%          1.89%          1.93%          2.17%          2.29%
Ratio of Interest Expense to Average Net Assets                   0.01%          0.01%          0.01%          0.01%          0.02%
                                                          ------------   ------------   ------------   ------------   ------------
Ratio of Expenses (after Expense Reimbursement Less
  Interest Expense) to Average Net Assets                         1.95%          1.88%          1.92%          2.16%          2.27%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                             (0.66%)        (1.00%)        (0.82%)        (1.24%)        (1.58%)
Portfolio Turnover Rate                                             59%            65%            72%            60%            47%
------------------------------------------------------------------------------------------------------------------------------------
Borrowings for the Year:
Debt Outstanding at End of Year (in thousands)            $         --   $         --   $         --   $         --   $         --
Average Debt Outstanding during the Year (in thousands)   $         --   $         --   $         --   $         --   $      3,776
Average Number of Shares Outstanding during the Year
  (in thousands)                                                    --             --             --             --        333,175
Average Debt Per Share during the Year                    $         --   $         --   $         --   $         --   $       0.01

----------
(a) The total returns would have been lower had certain expenses not been reduced during the years shown (see Note 3 of Notes to Financial Statements).

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998
--------------------------------------------------------------------------------
                                                                        Value
                                                        Shares          (000s)
                                                      ---------       ----------
STOCKS - 90.7%

CONSUMER (GROUP) - 1.7%

CONSUMER - DURABLES - 0.1%
   Compass East Industry Pcl (THB)      ^                 28,600       $     170
   Creative Master International, Inc.              *     50,000             300
                                                                       ---------
                                                                             470
                                                                       ---------
CONSUMER - NONDURABLES - 1.6%
   Blyth Industries, Inc.                       +   *  2,137,000          66,781
   Department 56, Inc.                              *     50,400           1,893
   Maxwell Shoe Company Inc.                        *     87,500             957
                                                                       ---------
                                                                          69,631
                                                                       ---------
     TOTAL CONSUMER (GROUP)                                               70,101
                                                                       ---------

FINANCIAL (GROUP) - 2.4%

FINANCIAL - DOMESTIC - 2.3%
   Allied Capital Corporation                            500,000           8,656
   Federal Agricultural Mortgage Corporation        *    145,000           5,383
   GreenPoint Financial Corp.                             79,000           2,775
   Headlands Mortgage Company                   +   *  1,800,000          37,688
   Heller Financial, Inc.                                550,000          16,156
   Philadelphia Consolidated Holding Corp.      +   *  1,088,700          24,632
                                                                       ---------
                                                                          95,290
                                                                       ---------
FINANCIAL - FOREIGN - 0.1%
   ABN Amro Asia Securities Pcl (THB)   ^           *    245,400             140
   Adkinson Securities (THB)            ^           *    319,100             279
   Capital Nomura Securities Pcl (THB)  ^                366,700             635
   Central European Growth Fund
     PLC-Wts. (GBP)                     ^         # *    400,000               2
   National Finance Pcl (THB)           ^           *  1,000,000             316
   Thai Reinsurance Pcl (THB)           ^                 50,000             117
                                                                       ---------
                                                                           1,489
                                                                       ---------
     TOTAL FINANCIAL (GROUP)                                              96,779
                                                                       ---------
MEDICAL (GROUP) -32.5%

MEDICAL EQUIPMENT & SUPPLIES - 10.5%
   Arrow International, Inc.                             166,200           5,214
   Bionx Implants, Inc.                         +   *    960,500           7,984
   Combact Diagnostics Sys. Ltd.
     Series B Pfd. (ILS)                ^         # *     22,502           1,000
   Combact Diagnostics Sys. Ltd.
     Series C Pfd. (ILS)                ^         # *      3,522               0
   Combact Diagnostics Sys. Ltd.
   Ordinary Shares (ILS)                ^                    666               0
   DENTSPLY International Inc.                           300,000           7,725
   Diagnostic Products Corporation              +        768,400          23,917
   ENDOcare, Inc.                               + # *  2,000,000           4,000
   ENDOcare, Inc.                               +   *    499,300             983
   Haemonetics Corporation                          *    500,000          11,375
   Hanger Orthopedic Group, Inc.                    *    500,000          11,250
   Medstone International, Inc.                 +   *    500,500           3,285
   NeoPath, Inc.                                    *    250,000           1,484
   Ocular Sciences, Inc.                            *    659,900          17,652
   Orthofix International N.V.                  +   *  1,000,000          14,000
   PSS World Medical, Inc.                      +   *  5,000,000         115,000
   STERIS Corporation                           +   *  5,900,000         167,781
   Sunrise Technologies
     International, Inc. - Warrants               # *     11,500               0
   SurModics, Inc.                                  *    200,000           3,100
   ThermoGenesis Corp.                            # *    576,000           3,600
   ThermoGenesis Corp.                            # *    800,000           1,200
   ThermoGenesis Corp. - Warrants                 # *     80,000               0
   Trex Medical Corporation                       # *     22,000             237
   Ventana Medical Systems, Inc.                    *    289,000           6,250
   Xomed Surgical Products, Inc.                    *    450,000          14,400
   Young Innovations, Inc.                      +   *    200,000           2,625
   Zoll Medical Corporation                     +   *    980,600           8,703
                                                                       ---------
                                                                         432,765
                                                                       ---------
MEDICAL SERVICES - 17.5%
   ABR Information Services, Inc.                   *     10,000             196
   AmeriPath, Inc.                              +   *  1,000,400           8,941
   Cardinal Health, Inc.                               1,200,000          91,050
   Coast Dental Services, Inc.                  +   *    800,000           8,300
   CompDent Corporation                         +   *  1,158,300          12,017
   Eclipsys Corporation                                  175,000           5,075
   HBO & Company                                       6,166,125         176,891
   Health Management Systems, Inc.              +   *    900,000           7,087
   Healthcare Recoveries, Inc.                  +   *  2,000,500          34,008
   HEALTHSOUTH Corporation                          *     50,000             772
   Health Systems Design Corporation                *    118,900             802
   IDX Systems Corporation                          *    240,000          10,560
   Latin Healthcare Fund, L.P.                    # *  1,000,000           2,080
   Lincare Holdings, Inc.                       +   *  5,144,300         208,665
   MedPartners, Inc.                                *  6,100,000          32,025
   Omnicare, Inc.                                        398,000          13,830
   Orthodontic Centers of America, Inc.             *    500,000           9,719
   Pacific Health Laboratories, Inc.              # *    140,000             525
   PAREXEL International Corporation                *    460,000          11,500
   Physician Reliance Network, Inc.             +   *  4,104,900          53,877
   RTW, Inc.                                    +   *  1,312,000           8,364
   Shared Medical Systems Corporation                    100,000           4,988
   Sheridan Healthcare, Inc.                    +   *    900,000           7,538
   Sterile Recoveries, Inc.                     +   *    630,700           7,411
   Transition Systems, Inc.                         *    100,000           1,500
   Universal Standard Healthcare, Inc.          +   *    700,000             438
   Universal Standard Healthcare, Inc.          + # *    500,000             500
                                                                       ---------
                                                                         718,659
                                                                       ---------
PHARMACEUTICAL & BIOTECH - 4.5%
   Aastrom Biosciences, Inc.                    +   *  1,892,598           5,441
   Aastrom Biosciences, Inc.                    + # *    135,062               0
   Alexion Pharmaceuticals, Inc.                +   *    837,300          11,199
   Alkermes, Inc.                                   *    305,500           6,778
   Aradigm Corporation                              *    377,500           4,719
   ArQule, Inc.                                 +   *  2,339,300          11,550
   Aurora Biosciences Corporation               +   *  3,002,000          19,325
   Aviron                                           *    544,300          14,084
   Dura Pharmaceuticals, Inc.                       *  1,200,000          18,225
   ENZON, Inc.                                      *    504,000           6,709
   EPIX Medical, Inc.                               *    377,500           3,516
   IntraBiotics Pharmaceuticals, Inc.-
     Series G Pfd.                                # *  1,500,000           4,502
   Millenium Pharmaceuticals, Inc.                  *     50,000           1,294
   Neurogen Corporation                             *     78,400           1,372
   NeXstar Pharmaceuticals, Inc.                    *     50,000             462
   Peptech Limited (AUD)                ^         # *     31,250               0
   PharmaPrint Inc.                                 *    200,000           2,625
   Protein Design Labs, Inc.                        *    500,000          11,563
   QLT PhotoTherapeutics Inc. (CAD)     ^           *    528,000          12,228
   Serologicals Corporation                         *    845,100          25,353
   Sepracor Inc.                                    *     50,700           4,468
   Syncor International Corporation                       10,000             273
   Titan Pharmaceuticals, Inc. - Pfd.             # *     46,131               0
   Transkaryotic Therapies, Inc.                    *     56,100           1,424
   Triangle Pharmaceuticals, Inc.                 # *  1,000,000          13,625
   UroGen Corp.                                   # *     66,500               0

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998
--------------------------------------------------------------------------------
                                   (Continued)
                                                                       Value
PHARMACEUTICAL & BIOTECH  (continued)                   Shares         (000s)
                                                       ---------     ----------
   ViroPharma Incorporated                      +   *    583,000     $    5,429
   Visible Genetics Inc.                          # *    101,266          1,002
   Xenometrix, Inc.                               # *      6,619              0
                                                                        187,166
                                                                     ----------
   TOTAL MEDICAL (GROUP)                                              1,338,590
                                                                     ----------

RETAIL (GROUP) - 15.3%

MAIL ORDER COMMERCIAL/INDUSTRIAL - 2.7%
   Barnett Inc.                                 +   *    949,600         13,057
   Global DirectMail Corp                       +   *  2,500,000         58,438
   Micro Warehouse, Inc.                            *  1,120,900         37,900
                                                                     ----------
                                                                        109,395
                                                                     ----------

RESTAURANTS - 1.9%
   J.D. Wetherspoon plc (GBP)           ^       +     15,952,065         47,440
   PizzaExpress PLC (GBP)               ^              1,500,000         19,987
   PizzaExpress PLC (GBP)               ^         #      950,000         12,658
                                                                     ----------
                                                                         80,085
                                                                     ----------
RETAIL - 10.7%
   BJ's Wholesale Club, Inc.                        *    200,000          9,262
   Borders Group, Inc.                              *  1,100,000         27,431
   Carrefour SA (FRF)                   ^                  1,000            755
   Circuit City Stores - Circuit City Group              300,000         14,981
   Family Dollar Stores, Inc.                            850,000         18,700
   Finish Line, Inc., The                           *    200,000          1,600
   General Nutrition Companies, Inc.                *  1,584,600         25,750
   Hastings Entertainment, Inc.                 +   *    597,200          8,361
   Kohl's Corporation                               *    100,000          6,144
   Lowe's Companies, Inc.                                500,000         25,594
   Office Depot, Inc.                           +   *  4,500,000        166,219
   PETsMART, INC.                               +   *  5,863,800         64,502
   ShopKo Stores, Inc.                              *    800,000         26,600
   Staples, Inc.                                    *  1,000,000         43,687
   Western Growth Capital Partners I, L.L.L.P.    # *     52,500            130
   Xoom.com Inc.                                    *     20,000            660
                                                                     ----------
                                                                        440,376
                                                                     ----------
   TOTAL RETAIL (GROUP)                                                 629,856
                                                                     ----------

TECHNOLOGY (GROUP) - 20.1%

COMMUNICATIONS EQUIPMENT - 1.2%
   Asia Pacific Wire & Cable Corporation
    Limited                                         *    205,600            822
   E-Tek Dynamics, Inc.                             *     70,000          1,873
   JDS Fitel Inc. (CAD)                   ^         *    329,200          8,184
   Powerwave Technologies, Inc.                     *    542,500         10,104
   Tellabs, Inc.                                    *     20,100          1,378
   Uniphase Corporation                             *    400,000         27,750
                                                                     ----------
                                                                         50,111
                                                                     ----------
COMPUTER HARDWARE & ACCESSORIES - 0.5%
   Micron Electronics, Inc.                         *    500,000          8,656
   PixTech, Inc.                                +   *    678,169          1,632
   PixTech, Inc.                                + # *  1,000,000          2,000
   PixTech, Inc.                                + # *    266,297          6,000
                                                                     ----------
                                                                         18,288
                                                                     ----------
COMPUTER SERVICES - 6.1%
   Affiliated Computer Services, Inc.               *  1,600,000         72,000
   Concord EFS, Inc.                                *  1,200,000         50,850
   CSG Systems International, Inc.                  *    500,000         39,500
   Galileo International, Inc.                         1,000,000         43,500
   INSpire Insurance Solutions, Inc.                *    500,000          9,188

                                                                       Value
COMPUTER SERVICES   (continued)                         Shares         (000s)
                                                      ---------     ----------
International Telecommunication
     Data Systems, Inc.                         +   *  1,000,000   $     14,750
   QRS Corporation                              +   *    400,000         19,200
   Realty Information Group, Inc.                         85,000          1,073
   Ticketmaster Online-CitySearch,
     Inc. - Class B                                 *     50,000          2,800
                                                                     ----------
                                                                        252,861
                                                                     ----------
COMPUTER SOFTWARE - 7.0%
   Amdocs Limited                                   *  3,950,000         67,644
   BMC Software Inc.                                *    250,000         11,141
   Check Point Software Technologies Ltd.           *    217,500          9,964
   Compuware Corporation                            *    150,000         11,719
   GreenField Technology Ventures Fund I          #            1             75
   Image Business Systems Corporation - Wts.      # *     32,000              0
   MAPICS, Inc.                                 +   *  1,100,000         18,150
   MEMCO Software Ltd.                              *    166,500          2,539
   Network Associates, Inc.                         *    500,000         33,125
   New Era of Networks, Inc.                    +   *    500,000         22,000
   PLATINUM technology, inc.                        *    299,999          5,738
   Puma Technology, Inc.                                  91,900            310
   SensAble Technologies, Inc.                    # *  1,333,334          2,064
   Siebel System, Inc.                              *    345,000         11,708
   Sterling Commerce, Inc.                          *    350,000         15,750
   Sterling Software, Inc.                          *    650,000         17,591
   Synopsys, Inc.                                   *    500,000         27,125
   Transaction System Architects,
     Inc. - Class A                                 *    600,000         30,000
                                                                     ----------
                                                                        286,643
                                                                     ----------

ELECTRONIC COMPONENTS - 0.8%
   Aavid Thermal Technologies, Inc.             +   *    350,000          5,906
   Flextronics International Ltd.                   *    200,000         17,125
   Stanlite Pacific Ltd. (AUD)            ^       # *  1,998,048              0
   Vicor Corporation                            +   *  1,000,000          9,000
                                                                     ----------
                                                                         32,031
                                                                     ----------

SEMICONDUCTOR & EQUIPMENT - 2.7%
   Alpha Industries, Inc.                           *    260,000          9,360
   Altera Corporation                               *    500,000         30,438
   DSP Communications, Inc.                         *    155,900          2,387
   Intel Corporation                                     170,000         20,155
   Peak Trends Trust                                   1,000,000          9,625
   Vitesse Semiconductor Corporation                *    900,000         41,063
                                                                     ----------
                                                                        113,028
                                                                     ----------
TELECOMMUNICATION SERVICES - 1.8%
   Advanced Info Service Pcl (THB)      ^                 42,300            251
   Billing Concepts Corp.                       +   *  2,423,300         26,656
   Illuminet Holdings, Inc.                       # *     20,100            358
   SkyTel Communications Inc.                       *    700,000         15,488
   Transaction Network Services, Inc.           +   *  1,645,400         33,011
                                                                     ----------
                                                                         75,764
                                                                     ----------
     TOTAL TECHNOLOGY (GROUP)                                           828,726
                                                                     ----------
OTHER (GROUP) - 18.7%

DISTRIBUTION - 1.0%
   Central Garden & Pet Company                 +   *  1,500,000         21,563
   Keystone Automotive  Industries, Inc.            *    200,000          4,187
   Wilmar Industries, Inc.                      +   *    900,000         18,281
                                                                     ----------
                                                                         44,031
                                                                     ----------
GOLD MINING - 0.7%
   Barrick Gold Corporation                              350,000          6,825
   Euro-Nevada Mining Corporation (CAD) ^                150,000          2,453
   Getchell Gold Corporation                        *    205,700          5,605
   Homestake Mining Company                              350,000          3,216
   Newmont Mining Corporation                            350,000          6,322
   Placer Dome Inc.                                      250,000          2,875
                                                                     ----------
                                                                         27,296
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

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                             SCHEDULE OF INVESTMENTS
                                December 31, 1998
--------------------------------------------------------------------------------
                                   (Continued)

                                                                       Value
                                                        Shares         (000s)
                                                      ---------      ----------

INDUSTRIAL - 0.9%
   Asia Pulp & Paper Company Ltd.                   *    250,000     $    2,047
   Buckeye Technologies Inc.                        *    900,000         13,444
   Cogeneration Pcl (THB)                   ^       *    139,600            108
   JLM Industries, Inc.                         +   *    400,000          2,050
   Nuco2 Inc.                                   +   *    500,000          3,156
   Owens Corning                                         121,200          4,295
   Phoenix Pulp & Paper Pcl (THB)           ^       *    201,100              0
   Simpson Manufacturing Co., Inc.                  *    300,000         11,231
   Tipco Asphalt Pcl (THB)                  ^       *     80,000            116
                                                                     ----------
                                                                         36,447
                                                                     ----------

MEDIA & ENTERTAINMENT - 4.6%
   Championship Auto Racing Teams, Inc.             *    312,800          9,267
   Cinar Corporation - Class B                  +   *  1,000,000         25,375
   Citadel Communications Corporation               *    300,000          7,762
   Clear Channel Communications, Inc.               *    904,000         49,268
   Cunningham Graphics International, Inc.      +   *    350,400          5,344
   Infinity Broadcasting Corp. - Class A            *    750,000         20,531
   Lamar Advertising Company                        *    730,000         27,193
   Loews Cineplex Entertainment Corporation         *    800,000          8,100
   Outdoor Systems, Inc.                            *    800,000         24,000
   Panavision Inc.                                # *     46,363              0
   Realm Production and Entertainment, Inc.       # *    172,000            301
   TMP Worldwide Inc.                               *    300,000         12,600
                                                                     ----------
                                                                        189,741
                                                                     ----------

OIL & GAS - 0.6%
   Hardman Resources NL (AUD)               ^     # *    562,500              0
   Oceaneering International, Inc.                  *     95,300          1,430
   PTT Exploration and Production Pcl (THB) ^       *      3,300             23
   Snyder Oil Corporation                              1,075,000         14,311
   St. Mary Land & Exploration Company                   400,000          7,400
   Virginia Gas Company                         +        400,000          1,350
                                                                     ----------
                                                                         24,514
                                                                     ----------
REAL ESTATE - 0.1%
   IRSA Inversiones y Representaciones S.A.              101,781          2,831
                                                                     ----------
                                                                          2,831
                                                                     ----------
SERVICE - 10.4%
   Ambassadors International, Inc.              +   *    940,000         13,865
   Boron, LePore & Associates, Inc.                 *    100,000          3,450
   Cendant Corporation                              * 17,300,000        329,781
   Charles River Associates Incorporated            *    202,500          4,430
   CORT Business Services Corporation           +   *    500,000         12,125
   Electricity Generating Authority of
      Thailand (THB)                        ^       *     10,000             17
   Kroll-O'Gara Company, The                        *    200,000          7,888
   Marquee Group, Inc., The                     +   *  3,219,500         14,488
   Rentokil Initial PLC (GBP)               ^          5,500,000         41,577
                                                                     ----------
                                                                        427,621
                                                                     ----------

TRANSPORTATION - 0.4%
   Bangkok Expressway Plc (THB)            ^        *    101,700             84
   Carey International, Inc.                    +   *    557,500          9,756
   Dispatch Management Services Corp.           +   *  1,175,700          4,776
   Eagle USA Airfreight, Inc.                   +   *    100,000          2,450
                                                                     ----------
                                                                         17,066
                                                                     ----------
   TOTAL OTHER (GROUP)                                                  769,547
                                                                     ----------
   TOTAL STOCKS (Cost $2,302,015)                                    $3,733,599
                                                                     ==========

                                                        Face            Value
                                                       Amount           (000s)
                                                     -----------     -----------

CONVERTIBLE BONDS - 4.0%
   Amkor Technology, Inc. 5.75% 05/01/2003           $15,000,000     $   14,025
   APP Finance (VII) Mauritius Limited
     3.5% 04/30/2003                                  29,000,000         16,240
   Central Garden & Pet Company 6% 11/15/2003          6,000,000          5,085
   Hutchinson Technology Incorporated 6% 03/15/2005   24,000,000         33,120
   MedPartners, Inc. Sr Note 7.375% 10/01/2006        10,000,000          8,050
   PETsMART, Inc. 6.75% 11/01/2004                    60,000,000         84,000
   Universal Standard Healthcare, Inc.
     8.25% 02/01/2006                                  5,000,000          3,900
                                                                     ----------
   TOTAL CONVERTIBLE BONDS (Cost $144,681)                           $  164,420
                                                                     ==========

                                                                        Value
                                                      Contracts         (000s)
                                                     -----------     -----------
CONTRACTS - 0.3%

PURCHASED OPTIONS
   Currency options, strike price, expiration:
   British Pounds, call @ 1.694, 03/23/99   ^         73,000,000     $    1,688

   Equity options, strike price, expiration:
   Cendant Corporation, call @ 15, 01/20/2001              5,000          4,375
   Cendant Corporation, call @ 20, 01/20/2001              7,000          5,075

SOLD OPTION
   Currency options, strike price, expiration:
   British Pounds, call @ 1.694, 03/23/99   ^        (73,000,000)          (999)
                                                                     ----------
   TOTAL CONTRACTS (Cost $5,148)                                     $   10,139
                                                                     ==========

                                                         Par            Value
                                                        Value           (000s)
                                                     -----------     ----------
SHORT-TERM OBLIGATIONS - 5.0%

COMMERCIAL PAPER - 1.9%
   Clipper Receivables Corp. 5.25% 01/04/99          $12,879,000     $   12,874
   Clipper Receivables Corp. 5.96% 01/04/99           13,652,000         13,645
   Clipper Receivables Corp. 5.17% 01/05/99           12,441,000         12,434
   Clipper Receivables Corp. 5.63% 01/06/99           12,376,000         12,366
   Clipper Receivables Corp. 5.75% 01/07/99            4,390,000          4,386
   Clipper Receivables Corp. 5.72% 01/08/99           21,503,000         21,479
                                                                     ----------
                                                                         77,184
                                                                     ----------
REPURCHASE AGREEMENTS - 3.1%
   State Street Bank and Trust Company, 4.80%,
     dated  12/31/98, due 01/04/99
     (collateralized by U.S. Treasury and
     Federal Agency Securities)                       80,000,000         80,000
   State Street Bank and Trust Company, 5.25%,
     dated 12/04/98, due 01/04/99
     (collateralized by U.S.Treasury and
     Federal Agency Securities)                       50,000,000         50,000
                                                                     ----------
                                                                        130,000
                                                                     ----------
   TOTAL SHORT-TERM OBLIGATIONS (Cost $207,184)                      $  207,184
                                                                     ==========
   TOTAL INVESTMENTS - 100% (Cost $2,659,028)                        $4,115,342
                                                                     ==========

LEGEND

%  Represents percentage of total portfolio owned
^  Foreign Denominated Security:
         AUD - Australian Dollar
         CAD - Canadian Dollar
         FRF - French Franc
         GBP - British Pound
         ILS - Israeli Shekel
         THB - Thai Baht
+  Affiliated Company (See Note 7 of Notes to Financial Statements)
#  Restricted security - not registered under the Securities Act of 1933 (See
   Note 8 of Notes to Financial Statements)
*  Non-income producing during the year

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                       SCHEDULE OF SECURITIES SOLD SHORT
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                      Value
STOCKS                                                  Shares       (000s)
------                                                 ---------     --------

   Amazon.com, Inc.                                      272,700     $ 87,605
   AMR Corporation                                        40,000        2,375
   ASM Lithography Holding N.V                           200,000        6,100
   Apple Computer, Inc.                                  150,000        6,141
   Applied Materials, Inc.                                10,000          427
   Armstrong World Industries, Inc.                       27,900        1,683
   Baan Company, N.V                                       5,000           52
   Ball Corporation                                       50,000        2,287
   Biomatrix, Inc.                                        46,300        2,697
   Black & Decker Corporation                             50,000        2,803
   Books-A-Million, Inc.                                  30,000          390
   Broadcast.com Inc.                                     10,000          765
   Cadence Design Systems, Inc.                          100,000        2,975
   Case Corporation                                       50,000        1,091
   Caterpillar Inc.                                      500,000       23,000
   CheckFire Holdings Corporation                         15,000          351
   Cooper Tire & Rubber Company                          100,000        2,044
   CyberCash, Inc.                                        30,000          450
   Cyberian Outpost, Inc.                                 35,000          962
   Deere & Company                                       200,000        6,625
   Dover Corporation                                      50,000        1,831
   Dow Chemical Company                                  100,000        9,094
   DuPont Photomasks, Inc.                                20,000          849
   Eaton Corporation                                      49,000        3,463
   Etec Systems, Inc.                                    100,000        4,000
   Ethan Allen Interiors Inc.                             10,000          410
   Fasternal Company                                     135,000        5,940
   Gap, Inc., The                                         15,000          844
   General Instrument Corporation                         50,000        1,697
   Georgia Gulf Corporation                               50,000          803
   Hewlett-Packard Company                                10,000          683
   Hillenbrand Industries, Inc.                           50,000        2,844
   IDEC Pharmaceuticals Corporation                       75,000        3,525
   Immunex Corporation                                    35,000        4,403
   Imperial Chemical Industries plc                       50,000        1,747
   Innovex, Inc.                                          10,000          137
   Inso Corporation                                      250,000        6,250
   Integrated Health Services, Inc.                      200,000        2,825
   International Business Machines Corporation            10,000        1,847
   KLA-Tencor Corporation                                 10,000          434
   Lyondell Chemical Company                              50,000          900
   Magellan Health Services, Inc.                         50,000          419
   Medicis Pharmaceutical Corporation                    300,000       17,887
   MedImmune, Inc.                                       200,000       19,887
   MedQuist, Inc.                                         25,000          987
   North American Vaccine, Inc.                           38,136          338
   Northeast Airlines Corporation                        110,000        2,812
   Novellus Systems, Inc.                                100,000        4,950
   Nucor Corporation                                      50,000        2,163
   O'Reilly Automotive, Inc.                              20,000          945
   Organogenesis Inc.                                    195,313        2,197
   PacifiCare Health Systems, Inc.                        10,000          795
   Parker-Hannifin Corporation                            50,000        1,638
   Pharmaceutical Product Development, Inc.               50,000        1,503
   PeopleSoft, Inc.                                      205,000        3,882
   Perclose, Inc.                                         50,000        1,656
   Pre-Paid Legal Services, Inc.                          20,000          660
   ProBusiness Services, Inc.                            436,150       19,845
   Province Healthcare Company                            50,000        1,794
   QUALCOMM Incorporated                                 170,000        8,808
   Raytheon Company                                       10,000          533
   Recoton Corporation                                    10,000          179
   Republic Industries, Inc.                              50,000          738
   Rouge Industries, Inc.                                 20,000          175
   Royal Group Technologies Limited                       50,000        1,116
   Sabratek Corporation                                   10,000          164
   SAP AG                                                250,000        9,016
   Securities Dynamics Technologies, Inc.                 17,000          391
   SONUS Pharmaceuticals, Inc.                            20,000          135
   Sotheby's Holdings, Inc.                               50,000        1,600
   Steel Dynamics, Inc.                                   40,000          470
   Sunrise Technologies International, Inc.               10,000           59
   Superior Consultant Holdings Corporation              200,000        8,700
   Telefonaktiebologet LM Ericsson                       450,000       10,772
   Texas Instruments Incorporated                         10,000          856
   Tiffany & Co.                                         142,300        7,382
   20th Century Industries                               200,000        4,638
   UAL Corporation                                        80,000        4,775
   US LEC Corp.                                          297,000        4,399
                                                                     --------
   TOTAL SECURITIES SOLD SHORT                                       $354,613
                                                                     ========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998
--------------------------------------------------------------------------------

                                                          Amounts in thousands
                                                       (except per share amount)

Assets
Investments in securities at value
  (including repurchase agreements of $130,000)
  (cost $2,659,028)-- See accompanying schedule ................    $ 4,115,342
Cash and cash equivalents ......................................        162,308
Cash denominated in foreign currencies .........................            101
Deposit with custodian bank for securities sold short ..........        349,500
Receivable from brokers for securities sold short ..............        349,595
Receivable for investments sold ................................         75,153
Receivable for fund shares sold ................................          4,826
Dividends and interest receivable ..............................          4,005
Other receivables ..............................................            383
Repurchase Agreements, at value, held as collateral for
  securities loaned ............................................        485,948
                                                                    -----------
    Total assets ...............................................      5,547,161
                                                                    -----------
Liabilities
Securities sold short, at value (Proceeds $237,965)
  --See accompanying schedule ..................................        354,613
Payable for investments purchased ..............................         60,448
Payable for fund shares redeemed ...............................         23,732
Payable to Investment Advisor ..................................             99
Other payables and accrued expenses ............................          1,303
Collateral on securities loaned, at value ......................        485,948
                                                                    -----------
    Total liabilities ..........................................        926,143
                                                                    -----------

Net Assets .....................................................    $ 4,621,018
                                                                    ===========

Net Assets consist of:
  Paid in capital ..............................................    $ 3,114,827
  Accumulated net investment loss ..............................       (193,067)
  Accumulated undistributed net realized gain on investments
    and foreign currency transactions ..........................        359,590
  Net unrealized appreciation on investments and assets and
    liabilities in foreign currencies ..........................      1,339,668
                                                                    -----------

Net Assets, for 813,200 shares outstanding .....................    $ 4,621,018
                                                                    ===========

Net Asset Value Per Share
  (based on 813,200 shares outstanding, 2,000,000
   shares authorized with $.10 per share par value) ............    $      5.68
                                                                    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                          Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                            Amounts in thousands

Investment Income
  Dividends, net of $447 of foreign taxes withheld
    (including $797 received from affiliated issuers) .............   $  14,104
  Interest (including income on securities loaned of $1,071) ......      51,025
  Other (Note 3) ..................................................       3,932
                                                                      ---------
      Total income ................................................      69,061
                                                                      ---------
Expenses
  Investment advisory fee (Note 3) ................................      79,655
  Distribution fee (Note 3) .......................................      17,716
  Shareholder servicing fees ......................................       4,186
  Service fees (Note 4) ...........................................       4,571
  Custodian fees and expenses .....................................         654
  Registration fees ...............................................         221
  Loan commitment fee (Note 9) ....................................         346
  Printing fees ...................................................         297
  Audit fees ......................................................         334
  Non-interested directors' fees and expenses .....................         259
  Legal fees ......................................................         183
  Dividends on securities sold short ..............................       1,209
  Miscellaneous expenses ..........................................         214
                                                                      ---------
    Total expenses before reimbursement ...........................     109,845
    Expense reimbursement by Investment Advisor  (Note 3) .........      (5,697)
                                                                      ---------
    Net expenses ..................................................     104,148
                                                                      ---------
Net investment loss ...............................................     (35,087)
                                                                      ---------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investment securities (including net realized gain of $113,415
      on sales of investments in affilated issuers) ...............     619,634
    Foreign currency transactions .................................      (4,735)
                                                                      ---------
                                                                        614,899
                                                                      ---------

  Changes in net unrealized appreciation (depreciation) on:
    Investment securities .........................................    (574,212)
    Assets and liabilities ........................................          12
                                                                      ---------
                                                                       (574,200)
                                                                      ---------
Net gain ..........................................................      40,699
                                                                      ---------
Net increase in net assets resulting from operations ..............   $   5,612
                                                                      =========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                     Years Ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                        Amounts in thousands
                                                        1998           1997
                                                     -----------    -----------
Increase (Decrease) in Net Assets
 Operations
    Net investment loss ...........................  $   (35,087)   $   (56,595)
    Net realized gain .............................      614,899        299,348
    Change in net unrealized appreciation .........     (574,200)       433,053
                                                     -----------    -----------
    Net increase in net assets
      resulting from operations ...................        5,612        675,806
                                                     -----------    -----------

 Distributions to shareholders
    From net investment income ....................           --             --
    From net realized gain ........................     (499,865)      (188,600)
                                                     -----------    -----------
    Total distributions ...........................     (499,865)      (188,600)
                                                     -----------    -----------

 Share transactions
    Net proceeds from sales of shares .............      728,424      1,275,160
    Reinvestment of distributions .................      483,873        182,826
    Cost of shares redeemed .......................   (2,105,187)    (1,278,342)
                                                     -----------    -----------
    Net increase (decrease) in net assets resulting
       from share transactions ....................     (892,890)       179,644
                                                     -----------    -----------

    Total increase (decrease) in net assets .......   (1,387,143)       666,850

Net Assets
  Beginning of year ...............................    6,008,161      5,341,311
                                                     -----------    -----------
  End of year .....................................  $ 4,621,018    $ 6,008,161
                                                     ===========    ===========

Other information
  Shares:
    Sold ..........................................      116,161        212,036
    Issued in reinvestment of distributions .......       93,955         28,478
    Redeemed ......................................     (339,616)      (212,336)
                                                     -----------    -----------
  Net increase (decrease) .........................     (129,500)        28,178
                                                     ===========    ===========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Kaufmann Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is incorporated in Maryland. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions. The following summarizes the significant accounting policies of the Fund:

      Security Valuation

      Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities, including restricted securities, for which exchange quotations are not readily available, are valued primarily using dealer-supplied valuations or at fair value, as determined in good faith under consistently applied procedures established by the Board of Directors. Short-term securities with remaining maturities of sixty days or less, for which quotations are not readily available, are valued at amortized cost or original cost plus interest, which both approximate current value.

      Foreign Currency Translation

      The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

      Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, dispositions of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on invetment securities.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998
--------------------------------------------------------------------------------

                                   (Continued)

      Income Taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Accordingly, no provision for Federal income taxes is required.

      Investment Income

      Dividend income is recorded on ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain.

      Security Transactions

      Security transactions are recorded on trade date, which is the date the order to buy or sell is executed. Gains and losses on securities sold are determined on the basis of identified cost.

      Distributions to Shareholders

      Distributions are recorded on ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investments and foreign currency transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2.    OPERATING POLICIES

      Foreign Currency Contracts

      The Fund uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency, or if counter parties do not perform under the contract terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.

      Repurchase Agreements

      The Fund, through its custodian, takes possession, through the Federal Reserve Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying U.S. Treasury or Federal Agency Securities are valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, liquidation and/or retention of the collateral may be subject to legal proceeding.

      Short Sales

      Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account with its custodian, consisting of cash sufficient to collateralize the market value of its short positions. At December 31, 1998, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $578,436,613 and $406,784,822, respectively. Securities sold short at December 31, 1998 and their related values are set forth in the Schedule of Securities Sold Short.

3.    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      Investment Advisory Fee

      Edgemont Asset Management Corporation ("Edgemont") is the investment advisor to the Fund. Certain officers and directors of the Fund are affiliated with Edgemont. Edgemont's investment advisory fee is calculated on an annual basis at 1.5% of the Fund's average net assets and is payable monthly. For the year ended December 31, 1998, the Fund incurred investment advisory fees of $79,655,324. Edgemont has voluntarily agreed to reimburse the Fund for expenses, to the extent of the investment advisory fee, if the Fund's annual expenses (other than brokerage commissions, other

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998
--------------------------------------------------------------------------------
                                   (Continued)

      capital items, interest, taxes, extraordinary items and other excludable items) are in excess of $650,000. A reimbursement of $5,697,251 was made for the year ended December 31, 1998. Edgemont has voluntarily agreed to continue to provide this reimbursement in the future.

      Distribution Fee

      The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund or Edgemont may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or Edgemont. The Fund or Edgemont may incur such distribution expenses at the rate of 0.75% per annum on the Fund's average net assets. For the year ended December 31, 1998, distribution expenses of $17,716,335 were incurred by the Fund, equivalent to 0.33% per annum of the Fund's average net assets.

      Redemption Fee

      The Fund imposes a redemption fee of 0.2% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is intended to be applied to the Fund's aggregate expenses allocable to providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the year ended December 31, 1998, redemption fees of $3,745,225 were charged by the Fund of which $1,089,053 were allocated to cover the cost of redemptions. Excess fee proceeds of $2,609,048 were added to the Fund's assets.

      Brokerage Commissions

      During 1998, the Fund placed a portion of its portfolio transactions with Bowling Green Securities, Inc. ("Bowling Green"), for which brokerage commissions of $27,000 were paid. Certain officers and directors of the Fund are affiliated with Bowling Green.

4.    SERVICE FEES

      The Fund has an Authorization Agreement for the payment of a service fee, not to exceed 0.25% per annum of the Fund's average net assets, to broker-dealers that provide liaison services to investors, such as responding to client inquiries and providing information on investments. For the year ended December 31, 1998, service fees of $4,571,072 were incurred by the Fund.

5.    INVESTMENTS

      Purchases and Sales of Investments

      Purchases and sales of securities (excluding short-term investments and securities sold short) aggregated $2,751,580,945 and $4,311,586,744, respectively.

      Portfolio Turnover Rate

      Portfolio turnover rate, which is calculated on the lesser of the costs of investments purchased or the proceeds from investments sold (excluding short-term investments and securities sold short), measured as a percentage of the Fund's average monthly portfolio was 59% for the year ended December 31, 1998.

      Tax Basis of Investments

      As of December 31, 1998, the aggregate cost, for Federal income tax purposes, of investment securi ties and proceeds of securities sold short was $2,451,844,331 and $237,965,112, respectively. Accumulated net unrealized appreciation aggregated $1,339,666,460, of which $1,590,389,624 related to appreciated investment securities and $250,723,164 related to depreciated investment securities.

6.    SECURITY LENDING

      The Fund loaned securities to certain brokers who paid the Fund negotiated lenders' fees. These fees, less costs to administer the program, are included in interest income and amounted to $1,070,642 for the year ended December 31, 1998. The Fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At December 31, 1998, the value of the securities loaned and the value of collateral was $480,311,087 and $485,948,363, respectively.

7.    TRANSACTIONS WITH AFFILIATED COMPANIES

      An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with companies which are or were affiliates are as follows:

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998
--------------------------------------------------------------------------------
                                   (Continued)

                                                         Amounts in Thousands

                                            Purchases     Sales       Dividend
Affiliates                                    Cost         Cost        Income        Value
----------                                 ----------   ----------   ----------   ----------
Aastrom Biosciences, Inc.*                 $       --   $    3,335   $       --   $    5,441
Aastrom Biosciences, Inc. (restricted)*            --           --           --           --
Aavid Thermal Technologies, Inc.*              16,085        3,776           --        5,906
Access Health, Inc.*                           15,662        8,167           --           --
Alexion Pharmaceuticals Inc.*                   8,947           --           --       11,199
Ambassadors International, Inc.*                1,924        3,261           --       13,865
AmeriPath, Inc.*                                5,290        1,075           --        8,941
Anika Therapeutics, Inc.*                          --        3,992           --           --
ArQule, Inc.*                                  13,442           --           --       11,550
Aurora Biosciences Corporation*                28,336           28           --       19,325
Barnett, Inc.*                                  4,603          582           --       13,057
Billing Concepts Corp.*                        13,874        6,328           --       26,656
Bionx Implants, Inc.*                           2,983        3,804           --        7,984
Blyth Industries, Inc.*                            --       18,031           --       66,781
Cameron Ashley Building Products*                  13        6,606           --           --
Carey International, Inc.*                         --        9,230           --        9,756
CCC Information Svcs Group*                    14,392       23,918           --           --
Central Garden and Pet Company*                 1,160       14,138           --       21,563
Children's Comprehensive Services, Inc.*           --        4,465           --           --
Cholestech Corporation*                            --        5,622           --           --
Cinar Corporation - Class B*                       --       16,135           --       25,375
CN Biosciences, Inc.*                              --        9,120           --           --
Coast Dental Services, Inc.*                    4,265        2,677           --        8,300
Compdent Corporation*                              --        5,275           --       12,017
Computer Motion, Inc.*                             --        4,854           --           --
CompX International Inc.*                          --       11,625           --           --
CORT Business Services Corporation*             1,572       13,003           --       12,125
Cost Plus, Inc.*                                3,544       14,144           --           --
CSK Auto Corporation*                              --       19,255           --           --
Cunningham Graphics International, Inc.*        7,902        1,644           --        5,344
Diagnostic Products Corporation                    --           --          184       23,917
Dispatch Management Services Corp.*            30,135       14,402           --        4,776
Donnelley Enterprise Solutions Inc.*              114       15,345           --           --
Duff & Phelps Credit Rating Company                --       15,677           18           --
Eagle USA Airfreight, Inc.*                     4,843       22,479           --        2,450
ENDOcare, Inc.*                                   591           --           --          983
ENDOcare, Inc.* (restricted)                    3,504           --           --        4,000
FinishMaster, Inc.*                                --        3,361           --           --
Global DirectMail Corp*                        18,958        8,625           --       58,438
Hastings Entertainment, Inc.*                   9,280        2,587           --        8,361
Headlands Mortgage Company*                        --        8,413           --       37,688
Health Management Systems, Inc.*                1,241        2,915           --        7,087
Healthcare Recoveries, Inc.*                    5,307           --           --       34,008
Information Storage Devices, Inc.*                290        5,558           --           --
International Telecommunication
  Data Sys. Inc.*                              20,450            5           --       14,750
J.D. Wetherspoon plc                               --        3,430          552       47,440
JLK Direct Distribution Inc.*                      --       11,090           --           --
JLM Industries, Inc.*                             488          646           --        2,050
Learmonth & Burchette Mgmt. Systems Plc*           --        2,590           --           --
Liberty Technologies, Inc.*                        --          816           --           --
LifeCell Corporation*                              --        5,264           --           --
Lincare Holdings, Inc.*                        50,860       12,582           --      208,665
MAPICS, Inc.*                                   1,588          124           --       18,150
Marquee Group Inc., The*                           --        1,410           --       14,488
Medstone International, Inc.*                       4           --           --        3,285
Microchip Technology, Inc.*                     7,924       89,818           --           --
Minntech Corporation                               --        7,767           18           --
Monarch Dental Corporation*                        --        6,955           --           --
MoneyGram Payment Systems, Inc.*                   --       13,999           --           --
Monro Muffler Brake, Inc.*                         --        5,244           --           --
National Research Corporation*                  3,165        1,850           --           --
New Era of Networks, Inc.*                      3,000       21,093           --       22,000
Nielsen Media Research*                            --        1,719           --           --
Nu Skin Asia Pacific Inc.*                         --        6,424           --           --
Nuco2 Inc.*                                     1,954           --           --        3,156
Office Depot, Inc.*                             1,289        3,818           --      166,219
Orthofix International N.V.*                      450           --           --       14,000
Pameco Corporation*                                --        6,570           --           --
Panavision Inc.*                                   --       25,721           --           --
PETsMART, Inc.*                                45,742           --           --       64,502
Philadelphia Consolidated
  Holding Corp.*                                1,658           --           --       24,632
Physician Reliance Network, Inc.*                  --           --           --       53,877
Pixtech, Inc.*                                     --           --           --        1,632
Pixtech, Inc. (restricted)*                        --           --           --        2,000
Pixtech, Inc. (restricted)*                     6,000           --           --        6,000
PJ America Inc.*                                   --        9,871           --           --
Professional Staff PLC*                         7,455        5,790           --           --
Promis Systems Corporation Ltd.*                   --        1,390           --           --
ProSource, Inc.*                                   --       14,198           --           --
PSS World Medical, Inc.*                       29,800       24,698           --      115,000
QRS Corporation*                                5,054       11,556           --       19,200
Qualix Group Inc.*                                595        1,151           --           --
RTW, Inc.*                                        366          232           --        8,364
Rush Enterprises, Inc.*                           698        6,763           --           --
Sabratek Corporation*                              --       19,837           --           --
SCP Pool Corp.*                                    --        9,225           --           --
Sheridan Healthcare, Inc.*                         --           --           --        7,538
Sterile Recoveries, Inc.*                         653        1,017           --        7,411
STERIS Corporation*                            13,263       45,616           --      167,781
TransAct Technologies Incorporated*                71        4,289           --           --
Transaction Network Services, Inc.*            14,070       25,740           --       33,011
Trend-Lines, Inc.*                                 26        2,777           --           --
Universal Standard Healthcare, Inc.*               --           --           --          438
Universal Standard Healthcare,
  Inc. (restricted)*                            1,250           --           --          500
Vicor Corporation*                                 --       30,411           --        9,000
Viking Office Products, Inc.*                     145       31,021           --           --
Virginia Gas Co.                                1,400           --           25        1,350
ViroPharma Incorporated*                        5,838           --           --        5,429
Wilmar Industries, Inc.*                           --           --           --       18,281
Young Innovations, Inc.*                        2,314        1,907           --        2,625
Zoll Medical Corporation*                         489           --           --        8,703
                                           ----------   ----------   ----------   ----------
                                           $  446,316   $  789,876   $      797   $1,538,370
                                           ==========   ==========   ==========   ==========

* Non-income producing during the year

8.    RESTRICTED SECURITIES

      The Fund may not invest more than 10% of its net assets in securities which are subject to legal or contractual restrictions on resale. At December 31, 1998, the Fund owned the following restricted securities (constituting 1.2% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act"). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by pricing services or brokers, or if not available, in good faith by or at the direction of the Board of Directors. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998
--------------------------------------------------------------------------------
                                   (Continued)

                                                              Amounts in Thousands
                                    Date(s) of   Share/Par
Description                         Acquisition    Amount       Cost       Value
                                    -----------  ---------   ---------   ---------
Aastrom Biosciences, Inc.             02/17/98       6,457   $      --   $      --
                                      04/15/98      26,316          --          --
                                      10/02/98     102,289          --          --
                                                 ---------   ---------   ---------
                                                   135,062          --          --
Central European Growth
  Fund PLC - Wts. (GBP)               02/24/95     400,000          --           2
Combact Diagnostics
  Systems Ltd. (ILS)                  11/02/95      22,502       1,000       1,000
Combact Diagnostics
  Systems Ltd. - Ser.C Pfd. (ILS)     10/16/98       3,522          --          --
Combact Diagnostics
  Systems Ltd. - Ord. Shrs. (ILS)     10/16/98         666          --          --

ENDOcare, Inc.                        01/24/97   1,000,000       3,500       2,000
                                      04/16/98     750,000       2,625       1,500
                                      04/24/98     250,000         879         500
                                                 ---------   ---------   ---------
                                                 2,000,000       7,004       4,000
Greenfield Technology
  Ventures Fund I                     06/15/98           1          75          75

Hardman Resources NL (AUD)            04/08/93     100,000          34          --
                                      04/13/93     100,000          35          --
                                      04/15/93      50,000          19          --
                                      04/23/93     100,000          34          --
                                      08/11/93     100,000          31          --
                                      02/06/95     112,500           4          --
                                                 ---------   ---------   ---------
                                                   562,500         157          --

Illuminet Holdings, Inc.              02/04/98      20,100         358         358
Image Business Systems
  Corporation - Wts                   04/22/93      32,000          --          --
IntraBiotics Pharmaceuticals, Inc.
  - Series G. Pfd.                    11/23/98   1,500,000       4,502       4,502
Latin Healthcare Fund, L.P.           07/15/97   1,000,000       2,080       2,080
Pacific Health Laboratories, Inc.     08/09/96     140,000         525         525
Panavision Inc.                       06/05/98      46,363         767          --
Peptech Limited (AUD)                 07/19/93      31,250          76          --
Pixtech Inc.                          03/31/98   1,000,000       4,020       2,000
Pixtech Inc.                          12/24/98     266,297       6,000       6,000

PizzaExpress PLC (GBP)                04/18/96     550,000       2,706       7,328
                                      10/16/96     400,000       3,011       5,330
                                                 ---------   ---------   ---------
                                                   950,000       5,717      12,658

Realm Production and
  Entertainment, Inc.                 03/24/97     172,000         301         301
SensAble Technologies, Inc.           12/23/97   1,333,334       2,064       2,064
Stanlite Pacific Ltd. (AUD)           12/04/97   1,998,048          --          --
Sunrise Technologies
  International, Inc. - Wts           09/01/92       5,250          --          --
                                      09/28/92       6,250          --          --
                                                 ---------   ---------   ---------
                                                    11,500          --          --

ThermoGenesis Corp.                   12/31/97     800,000       2,000       1,200
ThermoGenesis Corp. - Wts             01/27/98      80,000          --          --
ThermoGenesis Corp. -
  Series A Convertible                12/29/98     576,000       3,600       3,600
Titan Pharmaceuticals, Inc. - Pfd.    03/28/95      46,131         100          --

Trex Medical Corporation              11/15/95      20,000         205         215
                                      06/24/96       2,000          28          22
                                                 ---------   ---------   ---------
                                                    22,000         233         237

Triangle Pharmaceuticals, Inc.        12/30/98   1,000,000   $  10,000   $  13,625
Universal Standard Healthcare, Inc.   06/08/98     500,000       1,265         500
UroGen Corp.                          12/27/95      66,500           3          --
Western Growth Capital Partners I,
  L.L.L.P                             12/31/97      52,500         130         130
Visible Genetics Inc.                 11/19/98     101,266       1,002       1,002
Xenometrix, Inc.                      07/10/92       6,619          50          --
                                                             ---------   ---------
                                                             $  53,029   $  55,859
                                                             =========   =========

9.    LINE OF CREDIT

      The Fund has a $400,000,000 committed secured leverage line of credit with its custodian bank. The Fund pledges 75% of its assets as collateral against the line. Borrowings are charged interest at 0.50%, over the current overnight Federal Funds Rate. The Fund incurs a commitment fee of 0.075% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 1998.

10.   FORWARD EXCHANGE CURRENCY CONTRACTS

      The Fund enters into forward exchange currency contracts in order to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of the contract is included in net realized gain or loss on foreign currency transactions.

      Fluctuations in the net value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

      Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

      At December 31, 1998 the Fund had outstanding for ward exchange currency contracts as follows:

                                            Value on     U.S. $
                               Contract    Origination   Current     Unrealized
                                Amount        Date        Value     Depreciation
                              ----------   -----------  ----------  ------------
Foreign Currency
Sale Contracts
Canadian Dollar
  expiring 01/05/99           $1,637,129   $1,637,129   $1,662,102   $  (24,937)
Thai Baht
  expiring 01/04/99                  264          264          267           (3)

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and
Board of Directors of
The Kaufmann Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Kaufmann Fund, Inc., including the schedules of investments and securities sold short, as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kaufmann Fund, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Abington, Pennsylvania                                        SANVILLE & COMPANY
January 22, 1999                                    Certified Public Accountants

                        The Power of Automatic Investing

          Dollar-Cost Averaging: A Proven Long-Term Investment Strategy

Just as the stock market fluctuates with time, investor sentiment tends to alternate between periods of enthusiasm and despair. Unfortunately, many investors tend to let their emotions guide their investment decisions. An effective investment strategy that assists in overcoming the emotional hazards of the market is "dollar-cost averaging." An investment plan using dollar-cost averaging is a convenient way to lower your average investment cost and improve your overall timing of the market.

The key investment concept behind dollar-cost averaging is that when prices are up you purchase fewer shares and when prices are down you purchase more. It's an automatic method to help you counter the natural human impulse to buy high (when everyone's excitedly jumping on the bandwagon) and to sell low (when everyone is bailing out).

The easiest and most painless way to dollar-cost average is to establish an automatic investment plan. With an automatic investment plan, you can arrange for money to be withdrawn straight from your checking account or paycheck. This way there are no checks to write, no phone calls to make, everything is done for you automatically. It's a simple, effective and effortless way to dollar-cost average.

Decide on an amount you'd like to invest and a specific time to make your investment. Maybe you'd like to invest $200 a month. Perhaps it would work better to invest every two weeks by taking $100 out of each paycheck. Once you've set an amount and a time period that works for your situation -- stick with it! Dollar-cost averaging only works if you make investments on a regular basis.

In the end, one of the greatest benefits of dollar-cost averaging is that it commits you to investing regularly, regardless of what is happening in the financial markets. In this way, you avoid the temptation to guess whether you are purchasing shares at a market low or a market high, and you make building assets for the future a good habit rather than an agonizing decision.

Here's how it works

The table below helps illustrate this concept by assuming a monthly investment of $200. Each month, the price of the investment fluctuates, resulting in the purchase of fewer shares when the price is high, such as in June, and more shares when the price is low, such as in May. After 6 months, a total of 206.549 shares have been acquired using a total investment of $1200. The average cost of each share is $5.81 ($1200 invested divided by 206.549 shares), while the average price of the shares is $5.92 (the average of the six purchase prices -- $35.50 divided by 6).

-------------------------------------------------------------------------------------------
                      TESTING THE STRENGTH OF DOLLAR-COST AVERAGING
-------------------------------------------------------------------------------------------
          TIME OF                        AMOUNT      PURCHASE      SHARES       NUMBER OF
          PURCHASE                      INVESTED       PRICE      PURCHASED     SHARES HELD
-------------------------------------------------------------------------------------------
           JANUARY                       $200.00       $5.34       37.453          37.453
-------------------------------------------------------------------------------------------
          FEBRUARY                       $200.00       $6.50       30.769          68.222
-------------------------------------------------------------------------------------------
            MARCH                        $200.00       $6.02       33.223         101.445
-------------------------------------------------------------------------------------------
            APRIL                        $200.00       $5.85       34.188         135.633
-------------------------------------------------------------------------------------------
             MAY                         $200.00       $4.67       42.827         178.460
-------------------------------------------------------------------------------------------
            JUNE                         $200.00       $7.12       28.090         206.549
-------------------------------------------------------------------------------------------
AMOUNT INVESTED:                       $1,200.00
-------------------------------------------------------------------------------------------
 TOTAL SHARES PURCHASED:                             206.549
-------------------------------------------------------------------------------------------
 INVESTOR'S AVERAGE COST PER SHARE:                    $5.81
-------------------------------------------------------------------------------------------
 INVESTOR'S AVERAGE PRICE PAID PER SHARE:              $5.92
-------------------------------------------------------------------------------------------

Although dollar-cost averaging cannot guarantee a profit or protect against loss in declining markets, it can potentially help make market fluctuations work to your advantage. Dollar-cost averaging, combined with other key fund benefits, such as diversification and professional management, can give you the best opportunity to build wealth.

For assistance in completing an application or questions regarding your account please call 800-261-0555.

INVESTMENT ADVISOR:

Edgemont Asset Management Corporation
140 East 45th Street, 43rd Floor
New York, New York 10017
(212) 661-2443

---------------------------------------

CUSTODIAN:

State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

---------------------------------------

TRANSFER AGENT:

Boston Financial Data Services, Inc.
P.O. Box 8331
Boston, Massachusetts 02266
(800) 261-0555

---------------------------------------

LEGAL COUNSEL:

Simpson Thacher & Bartlett
425 Lexington Avenue
New York, New York 10017

---------------------------------------

INDEPENDENT AUDITORS:

Sanville & Company
1514 Old York Road
Abington, Pennsylvania 19001